FAIR VALUE MEASUREMENTS - Fair Value of Financial Assets and Liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Carrying amount
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	$ 538	$ 849
Financial liabilities	5,663	5,623
Carrying amount | Debt
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	5,144	5,150
Carrying amount | Other liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	519	473
Carrying amount | Other assets
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	405	382
Carrying amount | Other investments [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	74	414
Carrying amount | Derivatives
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	59	53
At fair value [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	538	849
Financial liabilities	5,999	7,401
At fair value [member] | Debt
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	5,480	6,928
At fair value [member] | Other liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	519	473
At fair value [member] | Other assets
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	405	382
At fair value [member] | Other investments [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	74	414
At fair value [member] | Derivatives
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	$ 59	$ 53